31 Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Net Operating Revenue [Abstract]
Schedule of net operating revenue
	Gross	PIS/Pasep		Sectorial	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges	(ISSQN)	12.31.2019	12.31.2018	12.31.2017
Electricity sales to final customers	10,481,794	(965,651)	(2,336,583)	(753,544)	-	6,426,016	5,548,584	4,681,533
Electricity sales to distributors	3,301,336	(368,101)	(10,727)	(56,642)	-	2,865,866	2,765,916	3,176,354
Use of the main distribution and transmission grid	8,270,996	(781,017)	(1,999,583)	(1,351,625)	-	4,138,771	3,469,060	3,617,941
Construction income	1,132,884	-	-	-	-	1,132,884	1,097,313	868,001
Fair value of assets from the indemnity for the concession	36,646	-	-	-	-	36,646	47,499	57,080
Telecommunications	532,926	(21,035)	(137,896)	-	(558)	373,437	366,179	308,952
Distribution of piped gas	1,003,790	11,313	(171,897)	-	(23)	843,183	557,186	454,815
Sectorial financial assets and liabilities result	25,057	(6,426)	-	-	-	18,631	893,688	718,826
Other operating revenue	442,353	(30,203)	-	-	(3,310)	408,840	189,355	141,071
	25,227,782	(2,161,120)	(4,656,686)	(2,161,811)	(3,891)	16,244,274	14,934,780	14,024,573

31.1    Revenue by type and/or class of customers

	12.31.2019	12.31.2018	12.31.2017
Electricity sales to final customers	10,481,794	10,104,045	8,689,516
Residential	3,336,432	3,175,290	2,750,514
Industrial	1,276,105	1,419,240	1,337,893
Trade, services and other activities	2,179,510	2,136,087	1,880,862
Rural	631,527	572,361	511,196
Public entities	279,495	262,705	236,719
Public lighting	274,250	278,645	244,381
Public service	332,414	316,307	275,431
Free consumers	1,431,274	1,179,314	845,964
Donations and grants	740,787	764,096	606,556
Electricity sales to distributors	3,301,336	3,136,244	3,529,770
Bilateral contracts	1,998,617	2,002,077	1,947,862
Regulated contracts	854,239	385,157	421,805
Electric Energy Trade Chamber - CCEE	357,076	663,024	1,077,943
Interest (Note 10.3)	91,404	85,986	82,160
Use of the main distribution and transmission grid	8,270,996	6,867,274	6,442,761
Residential	2,585,892	2,222,621	2,025,400
Industrial	1,280,168	1,110,089	1,024,452
Trade, services and other activities	1,713,632	1,407,156	1,304,285
Rural	467,044	362,778	341,875
Public entities	217,027	185,383	174,427
Public lighting	206,492	184,530	167,907
Public service	174,414	141,556	126,795
Free consumers	1,052,535	795,105	663,248
Concessionaires and generators	62,414	80,329	60,485
Operating and maintenance income - O&M	98,207	58,578	113,324
Interest income	413,171	319,149	440,563
Construction income	1,132,884	1,097,313	868,001
Fair value of assets from the indemnity for the concession	36,646	47,499	57,080
Telecommunications	532,926	512,540	426,773
Distribution of piped gas	1,003,790	753,222	621,992
Sectorial financial assets and liabilities result	25,057	985,344	767,040
Other operating revenue	442,353	222,329	171,356
Leasing and rent (31.2)	144,744	132,682	109,230
Fair value in the purchase and sale of power in the active market	204,876	-	-
Income from rendering of services	51,780	59,280	30,247
Charged service	18,807	18,475	15,981
Other income	22,146	11,892	15,898
GROSS OPERATING REVENUE	25,227,782	23,725,810	21,574,289
(-) Pis/Pasep and Cofins	(2,266,304)	(2,117,800)	(1,788,714)
Recovery of Pis/Pasep and Cofins on ICMS (Note 13.2.1)	105,184	-	-
(-) ICMS (VAT)	(4,656,686)	(4,210,382)	(3,734,940)
(-) Service tax (ISSQN)	(3,891)	(5,286)	(5,388)
(-) Sectorial charges (31.3)	(2,161,811)	(2,457,562)	(2,020,674)
NET OPERATING REVENUE	16,244,274	14,934,780	14,024,573

Schedule of revenues from leases and rentals

31.2.1     Revenue from leases and rentals

	12.31.2019	12.31.2018	12.31.2017
Equipment and framework	143,482	131,409	106,790
Facilities sharing	1,046	1,003	2,159
Real estate	216	270	281
	144,744	132,682	109,230

Schedule of receivables from non-cancelable leases	31.2.2 Receivables from leases
	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2019
Facilities sharing	2,207	8,829	35,920	46,956

Schedule of regulatory charges

31.3    Regulatory charges

	12.31.2019	12.31.2018	12.31.2017
Energy Development Account - "CDE " - Power distribution service concession (31.3.1)	1,654,157	1,840,283	1,415,738
Other charges - rate flags	280,286	423,098	420,027
Research and development and energy efficiency - R&D and EEP	127,432	123,306	117,390
Global Reversion Reserve - RGR quota	63,918	48,512	46,825
Energy Development Account - "CDE " - Power transmission concession	25,271	12,211	10,971
Inspection fee	10,747	10,152	9,723
	2,161,811	2,457,562	2,020,674

Schedule of energy development account - CDE

The annual quotas for each distributor are defined by ANEEL through resolutions enacted by it. The balance at December 31, 2019 is as follows:

Resolutions	Period	12.31.2019
CDE USO
Resolution No. 2,510/2018	January to June	1,269,498
(-) Preliminary injunctions	January to June	(3,346)
		1,266,152
CONTA ACR
Resolution No. 2,231/2017	January to February	98,725
Resolution No. 2,521/2019	March to August	296,174
Return - Order No. 2,755 / 2019		(46,722)
		348,177
CDE ENERGIA
Resolution No. 2,510/2018	January to March	41,431
(-) Preliminary injunctions	January to March	(1,603)
		39,828
		1,654,157

Resolutions	Period	12.31.2018
CDE USO
Resolution No. 2,368/2018	January to August	594,972
Resolution No. 2,446/2018	September to December	445,075
(-) Preliminary injunctions	January to December	(2)
		1,040,045
CONTA ACR
Resolution No. 2,231/2017	January to December	557,981
		557,981
CDE ENERGIA
Resolution No. 2,202/2017	January to May	100,692
Resolution No. 2,358/2017	June to December	145,007
(-) Preliminary injunctions	January to December	(3,442)
		242,257
		1,840,283

Resolutions	Period	12.31.2017
CDE USO
Resolution No. 2,202/2017	January	53,329
Resolution No. 2,204/2017	February to December	672,756
(-) Preliminary injunctions	January to December	(28,502)
		697,584
CONTA ACR
Resolution No. 2,004/2015	January to March	148,087
Resolution No. 2,231/2017	April to December	341,161
		489,248
CDE ENERGIA
Resolution No. 2,077/2016	January to May	94,736
Resolution No. 2,204/2017	Junel to December	140,968
(-) Preliminary injunctions	January to December	(6,799)
		228,906
		1,415,738